Product Sales year-on-year analysis: Q2 2026	6 Months Ended
Jun. 30, 2026
Product Sales year-on-year analysis: Q2 2026
Product Sales year-on-year analysis: Q2 2026

Table 24: Product Sales year-on-year analysis: Q2 2026 (Unreviewed)

The Q2 2026 information in respect of the three months ended 30 June 2026 included in the Interim financial statements has not been reviewed by KPMG LLP.

	World			US		Emerging Markets			Europe			Established RoW
For the quarter ended 30 June		Change			Change		Change			Change			Change
	$m	Act %	CER %	$m	Act %	$m	Act %	CER %	$m	Act %	CER %	$m	Act %	CER %
Tagrisso	1,941	7	6	845	11	512	5	1	383	9	4	201	(3)	2
Imfinzi	1,854	27	27	1,054	25	211	39	36	398	39	34	191	10	17
Calquence	1,022	17	16	687	18	67	36	30	225	13	9	43	3	3
Lynparza	829	(1)	(3)	351	(7)	170	4	(2)	240	5	1	68	(2)	3
Enhertu	338	47	44	-	-	223	43	41	68	34	28	47	n/m	98
Zoladex	304	7	2	5	10	239	9	4	42	10	5	18	(23)	(24)
Truqap	233	37	37	168	18	17	n/m	n/m	34	n/m	n/m	14	77	85
Imjudo	83	(7)	(7)	51	(11)	7	(3)	(3)	14	25	20	11	(21)	(16)
Datroway	4	n/m	n/m	-	-	4	n/m	n/m	-	-	-	-	-	-
Etcamah	3	n/m	n/m	-	-	3	n/m	n/m	-	-	-	-	-	-
Other Oncology	102	(4)	(5)	2	58	69	(2)	(5)	4	(15)	(28)	27	(11)	(3)
Oncology	6,713	15	13	3,163	14	1,522	16	12	1,408	19	14	620	5	10
Farxiga	1,804	(16)	(19)	219	(48)	694	(19)	(24)	808	6	1	83	(22)	(19)
Crestor	331	4	1	10	(18)	299	9	5	-	-	-	22	(31)	(27)
Brilinta	80	(62)	(63)	2	(98)	66	5	3	11	(79)	(80)	1	(31)	(17)
Lokelma	221	26	26	85	13	48	47	40	47	54	46	41	12	22
Seloken	157	6	2	-	-	153	6	2	3	(1)	(3)	1	12	4
roxadustat	14	(81)	(82)	-	-	14	(81)	(82)	-	-	-	-	-	-
Wainua	70	58	58	64	50	1	n/m	n/m	4	n/m	n/m	1	n/m	n/m
Baxfendy	3	n/m	n/m	2	n/m	1	n/m	n/m	-	-	-	-	-	-
Other CVRM	91	(34)	(35)	(7)	n/m	70	5	2	14	(64)	(64)	14	(20)	(14)
CVRM	2,771	(15)	(18)	375	(44)	1,346	(11)	(15)	887	-	(4)	163	(16)	(12)
Symbicort	671	(6)	(8)	254	(20)	191	14	10	145	6	2	81	(12)	(14)
Fasenra	570	14	13	338	10	46	81	75	129	3	(1)	57	29	34
Breztri	346	22	20	161	9	93	43	35	62	36	31	30	23	26
Tezspire	172	54	51	-	-	24	n/m	n/m	107	49	42	41	33	41
Saphnelo	209	25	24	175	21	7	68	64	19	58	51	8	31	38
Pulmicort	120	13	9	2	11	97	20	15	14	(5)	(9)	7	(17)	(17)
Airsupra	50	19	18	45	9	5	n/m	n/m	-	-	-	-	-	-
Other R&I	69	13	9	7	(55)	27	(1)	(8)	33	n/m	n/m	2	6	5
R&I	2,207	11	9	982	-	490	29	24	509	21	16	226	9	11
Beyfortus	47	(52)	(52)	38	(49)	-	-	-	8	(66)	(67)	1	34	58
FluMist	18	79	78	(2)	n/m	1	n/m	n/m	-	-	-	19	90	82
Other ID	34	(31)	(34)	(1)	73	30	(20)	(26)	1	78	69	4	(68)	(66)
ID*	99	(37)	(38)	35	(52)	31	(18)	(24)	9	(62)	(64)	24	7	6
Ultomiris	1,314	12	12	719	8	87	42	41	307	14	9	201	12	19
Soliris	389	(27)	(28)	199	(29)	135	(15)	(19)	28	(50)	(50)	27	(21)	(22)
Strensiq	536	36	36	452	42	16	2	2	37	20	14	31	7	15
Koselugo	177	29	27	52	-	54	51	45	50	34	27	21	78	90
Other Rare Disease	74	36	33	30	8	13	n/m	n/m	20	11	5	11	n/m	n/m
Rare Disease	2,490	9	8	1,452	8	305	10	6	442	7	3	291	13	20
Other Medicines	230	(4)	(6)	19	(9)	166	(10)	(13)	25	52	51	20	12	14
Total Medicines	14,510	5	4	6,026	3	3,860	4	-	3,280	11	7	1,344	4	9

The table provides an analysis of year-on-year Product Sales, with Actual and CER growth rates reflecting year-on-year growth.

* ID: Infectious Disease